UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 48.9%
U.S. Government Sponsored Agencies 45.0%
Federal Farm Credit Bank:
0.09% *, 6/26/2014	35,000,000	34,987,312
0.099% *, 4/7/2014	55,000,000	54,990,069
0.11% *, 8/13/2014	10,000,000	9,994,103
0.118% **, 2/6/2014	75,000,000	75,000,000
0.12% **, 2/2/2015	25,000,000	24,996,200
0.128% **, 10/27/2014	36,000,000	36,004,152
0.129% *, 7/16/2014	15,000,000	14,991,063
0.137% **, 10/20/2014	60,000,000	60,002,444
0.138% **, 11/26/2014	22,000,000	22,002,796
0.139% *, 8/7/2014	15,000,000	14,989,092
0.21% **, 3/4/2015	45,000,000	45,044,651
Federal Home Loan Bank:
0.039% *, 3/25/2014	50,000,000	49,997,111
0.044% *, 2/24/2014	50,000,000	49,998,562
0.054% *, 2/10/2014	12,500,000	12,499,813
0.06% *, 4/7/2014	50,000,000	49,994,583
0.087% **, 4/22/2014	62,000,000	61,999,996
0.088% **, 4/25/2014	38,000,000	38,000,000
0.12%, 7/8/2014	60,000,000	59,997,211
0.12%, 10/27/2014	42,000,000	41,994,124
0.125%, 3/27/2014	15,000,000	14,998,735
0.129%*, 6/11/2014	35,000,000	34,983,569
0.13%, 3/19/2014	12,000,000	11,999,717
0.134% *, 8/25/2014	12,000,000	11,990,775
0.14%, 5/22/2014	20,000,000	19,999,274
0.142% *, 2/18/2014	55,000,000	54,996,104
0.143% *, 4/9/2014	12,000,000	11,996,762
0.144%**, 8/1/2014	20,000,000	20,000,000
0.148% *, 4/9/2014	60,000,000	59,983,250
0.17%, 3/25/2014	15,000,000	14,999,742
0.17%, 8/1/2014	28,000,000	27,998,992
0.17%, 9/5/2014	35,000,000	34,996,375
0.17% *, 4/11/2014	37,500,000	37,487,602
0.18%, 3/7/2014	22,500,000	22,499,866
2.375%, 3/14/2014	10,000,000	10,024,577
Federal Home Loan Mortgage Corp.:
0.079% *, 4/24/2014	15,000,000	14,997,267
0.089% *, 3/26/2014	32,000,000	31,995,760
0.089% *, 5/22/2014	10,000,000	9,997,250
0.089% *, 5/13/2014	12,500,000	12,496,844
0.095% *, 2/20/2014	25,000,000	24,998,681
0.097% *, 3/5/2014	30,000,000	29,997,333
0.099% *, 6/4/2014	15,000,000	14,994,875
0.108% *, 3/19/2014	30,000,000	29,995,783
0.109% *, 5/9/2014	35,000,000	34,989,626
0.109% *, 5/22/2014	12,500,000	12,495,799
0.115% *, 8/18/2014	35,000,000	34,977,863
0.117% *, 3/12/2014	10,000,000	9,998,700
0.119% *, 5/27/2014	17,500,000	17,493,292
0.119% *, 6/18/2014	50,000,000	49,977,167
0.128% *, 3/25/2014	10,000,000	9,998,122
0.129% *, 7/22/2014	15,000,000	14,990,738
0.139% *, 4/22/2014	10,000,000	9,996,889
0.14% *, 8/26/2014	18,000,000	17,985,580
0.163% *, 7/7/2014	25,000,000	24,982,233
0.17% *, 12/3/2014	8,000,000	7,988,478
1.375%, 2/25/2014	15,000,000	15,012,122
4.5%, 4/2/2014	10,000,000	10,071,149
Federal National Mortgage Association:
0.099% *, 6/2/2014	30,000,000	29,989,917
0.116% *, 2/24/2014	10,000,000	9,999,233
0.139% *, 6/2/2014	18,000,000	17,991,530
1.25%, 2/27/2014	28,000,000	28,021,815
2.75%, 3/13/2014	58,000,000	58,165,142

		1,731,037,810
U.S. Treasury Obligations 3.9%
U.S. Treasury Notes:
0.1%**, 1/31/2016	85,000,000	84,994,943
0.5%, 8/15/2014	31,000,000	31,057,985
2.375%, 9/30/2014	11,700,000	11,870,716
2.625%, 6/30/2014	7,500,000	7,576,349
2.625%, 7/31/2014	15,000,000	15,185,382

		150,685,375

Total Government & Agency Obligations (Cost $1,881,723,185)		1,881,723,185
Repurchase Agreements 50.4%
Barclays Capital, 0.02%, dated 1/31/2014, to be repurchased at $59,000,098 on 2/3/2014 (a)	59,000,000	59,000,000
BNP Paribas, 0.03%, dated 1/31/2014, to be repurchased at $100,000,250 on 2/3/2014 (b)	100,000,000	100,000,000
BNP Paribas, 0.04%, dated 1/31/2014, to be repurchased at $150,000,500 on 2/3/2014 (c)	150,000,000	150,000,000
Citigroup Global Markets, Inc., 0.01%, dated 1/31/2014, to be repurchased at $453,000,378 on 2/3/2014 (d)	453,000,000	453,000,000
Credit Suisse, 0.02%, dated 1/31/2014, to be repurchased at $119,000,198 on 2/3/2014 (e)	119,000,000	119,000,000
HSBC Securities, Inc., 0.02%, dated 1/31/2014, to be repurchased at $55,000,092 on 2/3/2014 (f)	55,000,000	55,000,000
HSBC Securities, Inc., 0.03%, dated 1/31/2014, to be repurchased at $160,000,400 on 2/3/2014 (g)	160,000,000	160,000,000
JPMorgan Securities, Inc., 0.03%, dated 1/31/2014, to be repurchased at $100,000,250 on 2/3/2014 (h)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.02%, dated 1/31/2014, to be repurchased at $213,000,355 on 2/3/2014 (i)	213,000,000	213,000,000
Morgan Stanley & Co., Inc., 0.03%, dated 1/31/2014, to be repurchased at $150,000,375 on 2/3/2014 (j)	150,000,000	150,000,000
The Goldman Sachs & Co., 0.03%, dated 1/31/2014, to be repurchased at $130,000,325 on 2/3/2014 (k)	130,000,000	130,000,000
Wells Fargo Bank, 0.03%, dated 1/31/2014, to be repurchased at $250,000,625 on 2/3/2014 (l)	250,000,000	250,000,000

Total Repurchase Agreements (Cost $1,939,000,000)		1,939,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,820,723,185) †	99.3	3,820,723,185
Other Assets and Liabilities, Net	0.7	28,135,395

Net Assets	100.0	3,848,858,580

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

†	The cost for federal income tax purposes was $3,820,723,185.
(a)	Collateralized by $60,406,600 U.S. Treasury Note, 2.125%, maturing on 1/31/2021 with a value of $60,180,075.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
32,845,000	Federal Home Loan Bank	2.875-5.25	6/12/2015-6/12/2037	36,305,276
51,939,000	Federal Home Loan Mortgage Corp.	1.0-5.625	8/27/2014-11/23/2035	53,684,226
11,906,000	Federal National Mortgage Association	1.875	2/19/2019	12,011,457
Total Collateral Value				102,000,959

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,391,287	Federal National Mortgage Association	6.5	12/1/2036	1,558,475
144,841,864	Government National Mortgage Association	2.26-6.75	6/15/2022-6/15/2055	151,441,525
Total Collateral Value				153,000,000

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
173,781,000	U.S. Treasury Inflation-Indexed Bond	0.75	2/15/2042	154,818,982
317,874,900	U.S. Treasury Notes	0.625-2.0	2/15/2014-2/15/2023	307,241,060
Total Collateral Value				462,060,042

(e)	Collateralized by $322,135,000 U.S. Treasury STRIPS, maturing on 2/15/2040 with a value of $121,380,468.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,725,000	U.S. Treasury Bond	4.625	2/15/2040	6,909,330
50,315,900	U.S. Treasury Notes	0.25-1.375	8/31/2014-5/31/2020	49,149,241
76,875	U.S. Treasury STRIPS	Zero Coupon	5/15/2029-11/15/2029	43,955
Total Collateral Value				56,102,526

(g)	Collateralized by $150,623,984 Government National Mortgage Association, with the various coupon rates from 3.0-8.5%, with various maturity dates of 8/15/2019-1/20/2044 with a value of $163,200,995.
(h)
Collateralized by $737,316,001 Federal Home Loan Mortgage Corp. - Interest Only, with the various coupon rates from 2.5-6.0%, with various maturity dates of 11/15/2018-4/15/2043 with a value of $102,000,270.

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
80,045,300	U.S. Treasury Bills	Zero Coupon	7/17/2014-10/16/2014	80,022,887
109,229,400	U.S. Treasury Inflation-Indexed Bond	1.375	1/15/2020	128,686,660
7,647,700	U.S. Treasury Note	3.625	2/15/2020	8,550,537
Total Collateral Value				217,260,084

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
142,450,912	Federal Home Loan Mortgage Corp.	2.308-4.5	6/1/2032-10/1/2043	145,295,364
7,306,023	Federal National Mortgage Association	2.106-4.0	2/1/2027-9/1/2043	7,704,636
Total Collateral Value				153,000,000

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,525,565	Federal Home Loan Mortgage Corp.	9.683-32.12	11/15/2040-6/15/2041	4,587,178
400,503,710	Federal Home Loan Mortgage Corp. - Interest Only	3.0-5.0	6/15/2027-12/15/2042	59,857,967
344,489,680	Federal National Mortgage Association - Interest Only	2.5-6.0	7/25/2027-7/25/2043	49,912,135
17,781,186	Government National Mortgage Association	5.5	11/16/2043	18,242,720
Total Collateral Value				132,600,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000	Federal Agricultural Mortgage Corp.	6.68	6/10/2014	5,159
7,070,000	Federal Home Loan Bank	0.5-5.0	3/14/2014-6/13/2018	7,007,747
43,644,501	Federal Home Loan Mortgage Corp.	Zero Coupon-5.0	12/1/2023-1/1/2044	42,181,886
264,202,178	Federal Home Loan Mortgage Corp. - Interest Only	2.5-5.0	4/15/2026-2/15/2043	44,134,543
4,274,739	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	5/15/2037	3,873,862
108,693,752	Federal National Mortgage Association	0.375-4.5	3/13/2014-2/1/2044	110,856,047
260,512,753	Federal National Mortgage Association - Interest Only	2.5-4.5	4/25/2022-5/25/2043	43,463,833
2,738,306	Federal National Mortgage Association - Principal Only	Zero Coupon	5/25/2037-7/25/2037	2,479,736
899,999	Government National Mortgage Association	5.0	7/20/2043	987,981
8,000	Tennessee Valley Authority	5.5	7/18/2017	9,206
Total Collateral Value				255,000,000

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(m)	$—	$1,881,723,185	$—	$1,881,723,185
Repurchase Agreements	—	1,939,000,000	—	1,939,000,000
Total	$—	$3,820,723,185	$—	$3,820,723,185

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(m)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014